                          DELAWARE GROUP TAX FREE FUND

                           Delaware Tax-Free USA Fund
                     Delaware Tax-Free USA Intermediate Fund

                              VOYAGEUR MUTUAL FUNDS

                Delaware National High-Yield Municipal Bond Fund

                 (each, a "Fund" and collectively, the "Funds")

                            Supplement to the Funds'
                     Class A * Class B * Class C Prospectus
                             dated December 29, 2006

On August 16, 2007,  the Boards of Trustees of Delaware  Group Tax Free Fund and
Voyageur  Mutual  Funds  unanimously  voted to  approve  changes  to the  Funds'
investment  strategies and policies to: (1) permit each Fund to invest up to 15%
of its net assets in credit default swaps;  (2) increase the ability of Delaware
Tax-Free  USA Fund and  Delaware  Tax-Free  USA  Intermediate  Fund to invest in illiquid  securities  from 10% to 15% of net  assets;  (3)  clarify  the  Funds'
ability to invest in municipal  leases and  certificates of  participation;  (4)
permit the Funds to invest in municipal leases and certificates of participation rated lower than the four highest rating  categories of a nationally  recognized statistical  rating  organization;  and (5) permit Delaware National  High-Yield
Municipal Bond Fund to invest in bonds (including  general  obligation bonds and revenue bonds) with credit qualities lower than B-.

All new or revised  investment  authority is effective 60 days after the date of this Supplement.

The  following   replaces  the  portion  of  the  table  related  to  Tax-exempt obligations in the section entitled "How we manage the Funds - The securities we typically invest in" on page 11.

------------------------------- ------------------------ --------------------------- ----------------------------------
                                 Delaware Tax-Free USA     Delaware Tax-Free USA       Delaware National High-Yield
                                         Fund                Intermediate Fund              Municipal Bond Fund
------------------------------- ---------------------------------------------------- ----------------------------------
Tax-exempt obligations:         Under normal conditions, we may invest 80% of each   We may invest in both investment
Commonly known as municipal     Fund's assets in tax-exempt debt obligations rated   grade and below investment grade
bonds. These are debt           in the top four quality grades by Standard &         debt obligations.
obligations issued by or for    Poor's (S&P) or another nationally recognized        Investment-grade debt
a state or territory, its       statistical rating organization (NRSRO), or in       obligations are rated in the top
agencies or                     unrated tax-exempt obligations if, in the            four quality grades by S&P or
instrumentalities,              Manager's opinion, they are equivalent in quality    another NRSRO, or in the case of
municipalities or other         to the top four quality grades. These bonds may      unrated tax-exempt obligations
political sub-divisions.  The   include general obligation bonds and revenue         if, in the Manager's opinion,
interest on these debt          bonds.                                               they are equivalent in quality
obligations can generally be                                                         to the top four quality grades.
excluded from federal income                                                         Below investment grade debt
tax, as well as personal                                                             obligations are rated below the
income tax in the state where                                                        top four quality grades by S&P
the bond is issued.                                                                  or another NRSRO, or in the case
Determination of a bond's                                                            of unrated tax-exempt
tax-exempt status is based on                                                        obligations if, in the Manager's
the opinion of the bond                                                              opinion, they are equivalent in
issuer's legal counsel.                                                              quality to being rated below the
                                                                                     top four quality grades. Both
Tax-exempt obligations may                                                           investment and below investment
include securities subject to                                                        grade bonds may include general
the alternative minimum tax.                                                         obligation bonds and revenue
See "Private activity or                                                             bonds.
private placement bonds"
below for more information.                                                          We may invest all or a portion
                                                                                     of the Fund's assets in higher
                                                                                     grade securities if the Manager
                                                                                     determines that abnormal market
                                                                                     conditions make investing in
                                                                                     lower rated securities
                                                                                     inconsistent with shareholders'
                                                                                     best interest.
------------------------------- ---------------------------------------------------- ----------------------------------

The following  replaces the portion of the table  related to General  obligation bonds in the  section  entitled  "How we manage  the Funds - The  securities  we typically invest in" on page 11.

------------------------------- ---------------------- ----------------------------- ----------------------------------
                                  Delaware Tax-Free       Delaware Tax-Free USA        Delaware National High-Yield
                                      USA Fund              Intermediate Fund               Municipal Bond Fund
------------------------------- ---------------------------------------------------- ----------------------------------
General obligation bonds:       We may invest without limit in general obligation    We may invest without limit in
Municipal bonds on which the    bonds in the top four quality grades or bonds that   general obligation bonds.
payment of principal and        are unrated, but which the Manager determines to
interest is secured by the      be of equal quality.
issuer's pledge of its full
faith, credit, and taxing
power.
------------------------------- ---------------------------------------------------- ----------------------------------

The following  replaces the portion of the table related to Revenue bonds in the section  entitled "How we manage the Funds - The securities we typically  invest in" on page 11.

------------------------------- ---------------------- ----------------------------- ----------------------------------
                                  Delaware Tax-Free       Delaware Tax-Free USA        Delaware National High-Yield
                                      USA Fund              Intermediate Fund               Municipal Bond Fund
------------------------------- ---------------------------------------------------- ----------------------------------
Revenue bonds: Municipal        We may invest without limit in revenue bonds in      We may invest without limit in
bonds on which principal and    the top four quality grades or bonds that are        revenue bonds.
interest payments are made      unrated, but which the Manager determines to be of
from revenues derived from a    equal quality.
particular facility, from the
proceeds of a special excise
tax or from revenue generated
by an operating project.
Principal and interest are
not secured by the general
taxing power.  Tax-exempt
industrial development bonds,
in most cases, are a type of
revenue bond that is not
backed by the credit of the
issuing municipality and may
therefore involve more risk.
------------------------------- ---------------------------------------------------- ----------------------------------

The following replaces the portion of the table related to High yield, high-risk municipal  bonds  in the  section  entitled  "How  we  manage  the  Funds  - The securities we typically invest in" on page 14.

------------------------------- ---------------------- ----------------------------- ----------------------------------
                                  Delaware Tax-Free       Delaware Tax-Free USA        Delaware National High-Yield
                                      USA Fund              Intermediate Fund               Municipal Bond Fund
------------------------------- ---------------------------------------------------- ----------------------------------
High yield, high-risk           We may invest up to 20% of each Fund's net assets    We may invest without limit in
municipal bonds: Municipal      in high yield, high-risk fixed income securities.    high yield, high-risk fixed
debt obligations rated lower                                                         income securities.
than investment grade by an
NRSRO or, if unrated, of
comparable quality.  These
securities are often referred
to as "junk bonds" and are
considered to be of poor
standing and predominately
speculative.
------------------------------- ---------------------------------------------------- ----------------------------------

The following  replaces the portion of the table related to Illiquid  securities in the section  entitled "How we manage the Funds - The  securities we typically invest in" on page 15.

------------------------------- ---------------------- ----------------------------- ----------------------------------
                                  Delaware Tax-Free       Delaware Tax-Free USA        Delaware National High-Yield
                                      USA Fund              Intermediate Fund               Municipal Bond Fund
------------------------------- ---------------------------------------------------- ----------------------------------
Illiquid securities:            We may invest up to 15% of each Fund's net assets in illiquid securities.
Securities that do not have a
ready market, and cannot be
readily sold within seven
days at approximately the
price at which a fund has
valued them.  Illiquid
securities include repurchase
agreements maturing in more
than seven days.
------------------------------- ---------------------------------------------------------------------------------------

The  following  replaces the portion of the table related to Interest rate swaps and index swap agreements in the section entitled "How we manage the Funds - The securities we typically invest in" on page 16.

------------------------------- ---------------------- ----------------------------- ----------------------------------
                                  Delaware Tax-Free       Delaware Tax-Free USA        Delaware National High-Yield
                                      USA Fund              Intermediate Fund               Municipal Bond Fund
------------------------------- ---------------------------------------------------- ----------------------------------
Interest rate swap, index swap,      We may use interest rate swaps to adjust each Fund's sensitivity to interest
and credit default swap              rates by changing its duration.  We may also use interest rate swaps to hedge
agreements:  In an interest rate     against changes in interest rates.  We may use index swaps to gain exposure to
swap, a fund receives payments       markets that each Fund invests in and may also use index swaps as a substitute
from another party based on a        for futures, options, or forward contracts if such contracts are not directly
floating interest rate in return     available to each Fund on favorable terms. We may enter into credit default
for making payments based on a       swaps in order to hedge against a credit event, to enhance total return, or to
fixed interest rate.  An interest    gain exposure to certain securities or markets.
rate swap can also work in
reverse, with a fund receiving       We may invest up to an aggregate of 20% of each Fund's net assets in futures,
payments based on a fixed interest   options, and swaps (subject to each Fund's 15% limitation on the aggregate
rate and making payments based on    notional amount of credit default swaps when we are selling protection on a
a floating interest rate.            security or purchasing protection on a security that the Fund does not own) as long as each Fund's investment in these securities when aggregated with other
In an index swap, a fund receives    taxable investments and securities that are rated below investment grade (other
gains or incurs losses based on      than Delaware National High-Yield Municipal Bond Fund) does not exceed 20% of
the total return of an index, in     each Fund's net assets.
exchange for making fixed or
floating rate interest rate          Use of these strategies can increase the operating costs of the Funds and lead
payments to another party.  An       to loss of principal.
index swap can also work in
reverse with a fund receiving
interest payments from another
party in exchange for movements in
the total return of a specified
index.

In a credit default swap, a fund
may transfer the financial risk of
a credit event occurring (a bond
default, bankruptcy,
restructuring, etc.) on a
particular security or basket of
securities to another party by
paying that party a periodic
premium; likewise, a fund may
assume the financial risk of a
credit event occurring on a
particular security or basket of
securities in exchange for
receiving premium payments from
another party.

Interest rate swaps, index swaps,
and credit default swaps may be
considered to be illiquid.
------------------------------------ ---------------------------------------------------------------------------------

The  following   information   about  Municipal   leases  and   certificates  of
participation  (COPs)  is added to the  table in the  section  entitled  "How we manage the Funds - The securities we typically  invest in," which begins on page
11.

------------------------------- ---------------------- ----------------------------- ----------------------------------
                                  Delaware Tax-Free       Delaware Tax-Free USA        Delaware National High-Yield
                                      USA Fund              Intermediate Fund               Municipal Bond Fund
------------------------------- ---------------------------------------------------- ----------------------------------
Municipal leases and certificates    We may invest without limit in municipal lease obligations primarily through
of participation (COPs):  COPs are   COPs.
widely used by state and local
governments to finance the           As with its other investments, we expect each Fund's investments in municipal
purchase of property and             lease obligations to be exempt from regular federal income taxes.  Each Fund
facilities.  COPs are like           will rely on the opinion of the bond issuer's counsel for a determination of
installment purchase agreements. A   the bond's tax-exempt status.
governmental corporation may
create a COP when it issues          A feature that distinguishes COPs from municipal debt is that leases typically
long-term bonds to pay for the       contain a "nonappropriation" or "abatement" clause.  This means that the
acquisition of property or           municipality leasing the property or facility must use its best efforts to make
facilities.  The property or         lease payments, but may terminate the lease without penalty if its legislature
facilities are then leased to a      or other appropriating body does not allocate the necessary money.  In such a
municipality, which makes lease      case, the creator of the COP, or its agent, is typically entitled to repossess
payments to repay interest and       the property.  In many cases, however, the market value of the property will be
principal to the holders of the      less than the amount the municipality was paying.
bonds.  Once the lease payments
are completed, the municipality
gains ownership of the property
for a nominal sum.
------------------------------------ ---------------------------------------------------------------------------------

The following  replaces the portion of the table related to Derivatives  risk in the section  entitled  "How we manage the Funds - The risks of  investing in the
Funds" on page 19.

------------------------------- ---------------------- ----------------------------- ----------------------------------
                                  Delaware Tax-Free       Delaware Tax-Free USA        Delaware National High-Yield
                                      USA Fund              Intermediate Fund               Municipal Bond Fund
------------------------------- ---------------------------------------------------- ----------------------------------
Derivatives risk is the            We will use derivatives for defensive purposes, such as to protect gains or
possibility that a fund may        hedge against potential losses in the portfolio without actually selling a
experience a significant loss if   security, to neutralize the impact of interest rate changes, to improve
it employs a derivatives           diversification, or to earn additional income.  We will generally not use
strategy (including a strategy     derivatives for reasons inconsistent with a Fund's investment objectives.
involving inverse floaters,
futures, options, and swaps such
as interest rate swaps, index
swaps, and credit default swaps)
related to a security or a
market index and that security
or index moves in the opposite
direction from what the
portfolio manager had
anticipated. A significant risk
of derivative transactions is
the creditworthiness of the
counterparty, since the
transaction depends on the
willingness and ability of the
counterparty to fulfill its
contractual obligations.
Derivatives also involve
additional expenses, which could
reduce any benefit or increase
any loss to a fund from using
the strategy.
---------------------------------- ----------------------------------------------------------------------------------

                Please keep this Supplement for future reference.

This Supplement is dated August 24, 2007.